COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (Predecessor) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Robin Energy Ltd. Predecessor [Member]
REVENUES:
Pool revenues	$ 6,768,672	$ 15,611,872	$ 15,637,653
Total vessel revenues	6,768,672	15,611,872	15,637,653
EXPENSES:
Voyage expenses (including $195,471, $195,890 and $125,409 to related party for the years ended December 31, 2022, 2023, and 2024, respectively)	(315,055)	(198,730)	(219,066)
Vessel operating expenses	(2,310,287)	(5,164,248)	(4,322,281)
Management fees to related parties	(386,162)	(688,547)	(666,500)
Depreciation and amortization	(1,168,558)	(1,490,577)	(1,405,124)
General and administrative expenses (including $28,691, $279,855 and $162,156 to related party for the years ended December 31, 2022, 2023, and 2024, respectively)	(1,522,516)	(807,607)	(373,012)
Gain on sale of vessel (including $0, $179,900 and $0 sale commissions to related party for the years ended December 31, 2022, 2023, and 2024, respectively)	0	8,226,258	0
Total expenses	(5,702,578)	(123,451)	(6,985,983)
Operating income	1,066,094	15,488,421	8,651,670
OTHER (EXPENSES)/INCOME:
Finance costs	(13,063)	(16,352)	(14,036)
Interest income	0	10,396	4,550
Foreign exchange losses	(1,628)	(9,930)	(1,859)
Total other expenses, net	(14,691)	(15,886)	(11,345)
Net income, before taxes	1,051,403	15,472,535	8,640,325
Income taxes	0	(47,070)	0
Net income	1,051,403	15,425,465	8,640,325
Comprehensive income	1,051,403	15,425,465	8,640,325
Robin Energy Ltd. Predecessor [Member] | Pool [Member]
REVENUES:
Pool revenues	$ 6,768,672	$ 15,611,872	$ 15,637,653